Basis of Preparation of the Financial Statements (Details 1)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022 € / $	Jun. 30, 2022 € / $ ₪ / $	Jun. 30, 2021 € / $	Jun. 30, 2021 € / $ ₪ / $	Jun. 30, 2022 € / $	Jun. 30, 2022 € / $ ₪ / $	Jun. 30, 2021 € / $	Jun. 30, 2021 € / $ ₪ / $	Dec. 31, 2022 € / $	Dec. 31, 2022 € / $ ₪ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 € / $ ₪ / $	Dec. 31, 2022 ₪ / $	Jun. 30, 2022 ₪ / $	Dec. 31, 2021 ₪ / $	Jun. 30, 2021 ₪ / $	Dec. 31, 2020 ₪ / $	Dec. 31, 2019 ₪ / $
Functional Currency And Presentation Currency [Line Items]
Foreign exchange rate, opening balance	0.962	0.962	0.841	0.841	0.962	0.962	0.841	0.841			0.883	0.883		3.5	3.11	3.26	3.215	3.446
Average USD exchange rate	0.938	3.341	0.83	3.265	0.915	3.272	0.83	3.265			0.845	3.23
Subsequent event [Member]
Functional Currency And Presentation Currency [Line Items]
Foreign exchange rate, opening balance									0	0			0
Average USD exchange rate									0	0